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[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

Invesco Aim Advisors, Inc.

March 10, 2009


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  AIM Investment Funds
     CIK 0000826644

Ladies and Gentlemen:

On behalf of AIM Investment Funds (the "Fund"), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund's Post Effective Amendment No. 85 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendement is being filed in order to add a new fund, AIM Balanced-Risk Total Return Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.

Very truly yours,


/s/ Stephen Rimes

Stephen Rimes
Counsel